Investment Strategy - EMERGING MARKETS EQUITIES FUND, INC	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund invests primarily in common stock and other equity securities of issuers in developing countries. Developing countries are also known as “emerging markets.” In determining whether an issuer is in a developing country, the fund will consider, among other things, whether the country is generally considered to be a developing country by the international financial community, where the issuer is domiciled and/or the location of the issuer’s principal place of business. Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. The fund's investments are not limited to a particular capitalization size and may include investments in smaller companies. Under normal market conditions, the fund invests at least 90% of its net assets in developing country equity securities. These securities are discussed more fully under “Investment objective, strategies and risks.”

The fund may have significant exposure to one or more developing countries. For example, as of December 31, 2025, the fund held more than 26% of its assets in securities of issuers domiciled in China. See the paragraphs captioned “Investing outside the United States,” “Investing in developing countries” and “Exposure to country, region, industry or sector” under “Principal risks” below for a description of risks associated with such investments. More current portfolio holdings information for the fund is available on our website at capitalgroup.com.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	In determining whether an issuer is in a developing country, the fund will consider, among other things, whether the country is generally considered to be a developing country by the international financial community, where the issuer is domiciled and/or the location of the issuer’s principal place of business. Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. The fund's investments are not limited to a particular capitalization size and may include investments in smaller companies.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In determining whether an issuer is in a developing country, the fund will consider, among other things, whether the country is generally considered to be a developing country by the international financial community, where the issuer is domiciled and/or the location of the issuer’s principal place of business. Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. The fund's investments are not limited to a particular capitalization size and may include investments in smaller companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 90% of its net assets in developing country equity securities.